SCHEDULE I - Parent Company Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Operating activities
Net income	$ 11,128	$ 7,101	$ 43,039	$ 26,807	$ 15,098
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities	56,074	19,208	89,456	20,380	43,594
Investing activities
Net cash used in investing activities	(19,801)	(13,915)	(74,648)	(45,021)	(39,069)
Financing activities
Proceeds from exercise of stock options	96	34	284	40	658
Cash dividends			(225,000)	0	0
Net cash used in financing activities	(36,279)	(5,250)	(14,675)	24,680	(4,421)
Net (decrease) increase in cash and cash equivalents	(6)	43	133	39	104
Cash and cash equivalents, beginning of the period	451	318	318	279	175
Cash and cash equivalents, end of the period	445	361	451	318	279
Parent Company [Member]
Operating activities
Net income			43,039	26,807	15,098
Adjustments to reconcile net income to net cash provided by operating activities:
Net income from subsidiaries			(43,039)	(26,807)	(15,098)
Net cash provided by operating activities			0	0	0
Investing activities
Investment in subsidiary			(284)	(40)	(954)
Distribution from subsidiary			225,000	0	0
Net cash used in investing activities			224,716	(40)	(954)
Financing activities
Proceeds from exercise of stock options			284	40	954
Cash dividends			(225,000)	0	0
Net cash used in financing activities			(224,716)	40	954
Net (decrease) increase in cash and cash equivalents			0	0	0
Cash and cash equivalents, beginning of the period	$ 0	$ 0	0	0	0
Cash and cash equivalents, end of the period			$ 0	$ 0	$ 0